Inventories	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Inventories
11. INVENTORIES

Inventories consist of:

	December 31, 2020	December 31, 2019
Concentrate inventory	$19,104	$17,433
Stockpile ore (1)	30,063	27,708
Heap leach inventory and in process (2)	219,334	169,751
Doré and finished inventory (3)	77,489	67,820
Materials and supplies	84,556	88,004
Total inventories	$430,546	$370,716
Less: current portion of inventories	$(406,191)	$(346,507)
Non-current portion of inventories (4)	$24,355	$24,209
(1)Includes an impairment charge of $2.0 million to reduce the cost basis of inventory to NRV at Manantial Espejo mine (2019 – $5.0 million at Manantial Espejo and Dolores mines).
(2)Includes an impairment charge of $26.2 million to reduce the cost basis of inventory to NRV at Manantial Espejo and Dolores mines (2019 - $39.3 million at Manantial Espejo and Dolores mines).
(3)Includes an impairment charge of $2.9 million to reduce the cost basis of inventory to NRV at Dolores mine at December 31, 2020. (2019 - $2.9 million at Manantial Espejo and Dolores mines).
(4)Inventories at Escobal mine, which include $17.1 million (2019 - $16.9 million) in supplies with the remainder attributable to metals, have been classified as non-current pending the restart of operations.
The costs of inventories recognized as expense for the year ended December 31, 2020 amounted to $978.6 million (2019 – $1.1 billion), of which $696.7 million (2019 – $841.3 million) and $254.5 million (2019 – $253.5 million) were included in production costs and depreciation and depletion in the Consolidated Income Statements, respectively.
During the year ended December 31, 2020 a $16.2 million NRV recovery (2019 - $0.4 million NRV recovery) was recognized, primarily driven by increased expected precious metal prices, and included in production costs (Note 22). Inventories held at NRV amounted to $215.5 million (2019 - $151.5 million). A portion of the stockpile ore amounting to $2.7 million (2019 - $1.2 million) and a portion of the heap leach inventory amounting to $147.0 million (2019 - $74.5 million) are expected to be recovered or settled after more than twelve months.